Note 6 - Inventory (Details Textual) - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventory, Net	$ 4,123,246	$ 4,123,246	$ 1,874,949
Inventory Write-down	1,398,888	1,398,888	0
Prepaid Inventory	$ 563,131	$ 563,131	$ 97,930